INCOME TAXES (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Tax credits
Rolling period during which certain ownership changes limit ability of the entity for utilization of NOL carryforwards	3
Percentage of shareholders, purchase or sale of stock by them is considered as ownership change	5.00%
Minimum
Tax credits
Maximum increase in percentage points of the ownership of the 5% shareholders in a given period to enable the full use of NOL carryfowards	50.00%
Alternative minimum tax credits
Tax credits
Tax credits carryforwards	20
General business
Tax credits
Tax credits carryforwards	14